INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2015	2016

Raw materials	$6,984	$7,651
Work in progress	252	232
Finished products	42,454	37,764

	$49,690	$45,647

During the year ended December 31, 2014, 2015 and 2016, the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 3,515, $ 5,124 and $ 4,503, respectively that have been included in cost of revenues.